Eaton Vance

California Municipal Opportunities Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,742,293

		$2,742,293

Other Revenue — 0.4%
J. Paul Getty Trust (The), 0.39%, 1/1/24	$3,000	$2,990,675

		$2,990,675

Total Corporate Bonds — 0.8% (identified cost $5,080,000)		$5,732,968

Tax-Exempt Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,616	$3,064,976

Total Tax-Exempt Mortgage-Backed Securities — 0.4% (identified cost $2,946,490)		$3,064,976

Tax-Exempt Municipal Obligations — 91.5%

Security	Principal Amount (000’s omitted)	Value
Education — 8.4%
California Education Notes Program, 2.00%, 1/31/22	$4,850	$4,904,562
California Educational Facilities Authority, (Chapman University):
5.00%, 4/1/22	665	689,332
5.00%, 4/1/23	550	596,233
5.00%, 4/1/24	525	592,405
5.00%, 4/1/25	425	497,182
5.00%, 4/1/26	475	573,881
5.00%, 4/1/27	475	590,278
5.00%, 4/1/28	395	503,356
5.00%, 4/1/29	425	552,538
5.00%, 4/1/30	425	562,492
5.00%, 4/1/31	475	640,096
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45	400	623,920

Security	Principal Amount (000’s omitted)	Value
California Enterprise Development Authority, (The Thacher School):
4.00%, 9/1/32	$425	$515,198
4.00%, 9/1/34	400	477,868
California Municipal Finance Authority, (University of the Pacific):
4.00%, 11/1/35	1,000	1,213,150
4.00%, 11/1/37	1,000	1,197,920
4.00%, 11/1/42(2)	1,620	1,869,156
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	380	468,954
5.00%, 8/1/38(1)	2,500	3,002,575
California School Finance Authority, (KIPP SoCal Public Schools):
4.00%, 7/1/40(1)	800	934,792
5.00%, 7/1/24(1)	100	112,611
5.00%, 7/1/25(1)	105	121,884
5.00%, 7/1/26(1)	110	131,280
5.00%, 7/1/27(1)	100	122,477
5.00%, 7/1/28(1)	100	124,877
5.00%, 7/1/29(1)	100	127,246
5.00%, 7/1/30(1)	100	129,107
California State University, Prerefunded to 11/1/21, 5.25%, 11/1/31	1,465	1,489,715
Riverside County Office of Education, CA, 2.00%, 12/1/21	10,000	10,081,200
University of California:
0.01%, 5/15/48(3)	15,000	15,000,000
5.00%, 5/15/32	6,000	7,257,000
5.00%, 5/15/35	4,215	5,066,556

		$60,769,841

Electric Utilities — 2.5%
Glendale, CA, Electric System Revenue, 5.00%, 2/1/38	$1,005	$1,183,448
Modesto Irrigation District, CA, Electric System Revenue, 5.00%, 7/1/21	275	275,000
Sacramento Municipal Utility District, CA:
5.00%, 8/15/27	1,080	1,086,264
5.00%, 8/15/28	1,455	1,463,439
Sacramento Municipal Utility District, CA, Green Bonds:
4.00%, 8/15/40	1,575	1,920,019
5.00%, 8/15/36	7,000	9,332,750
Southern California Public Power Authority, 5.00%, 7/1/21	350	350,000
Southern California Public Power Authority, Green Bonds:
5.00%, 7/1/25	1,600	1,894,672
5.00%, 7/1/26	750	918,878

		$18,424,470

Escrowed/Prerefunded — 1.4%
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$1,246,003
Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	5,972,429
California Municipal Finance Authority, (University of San Diego):
Prerefunded to 10/1/21, 5.25%, 10/1/27	915	926,547
Prerefunded to 10/1/21, 5.25%, 10/1/28	960	972,115
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/39	890	1,029,152

		$10,146,246

Security	Principal Amount (000’s omitted)	Value
General Obligations — 38.8%
Albany Unified School District, CA, (Election of 2016):
3.00%, 8/1/21	$450	$451,030
4.00%, 8/1/31	250	306,200
4.00%, 8/1/32	340	414,769
4.00%, 8/1/33	255	309,965
4.00%, 8/1/33	355	431,520
4.00%, 8/1/34	435	527,042
4.00%, 8/1/34	800	969,272
4.00%, 8/1/35	505	610,984
4.00%, 8/1/35	350	423,455
4.00%, 8/1/36	615	741,364
4.00%, 8/1/36	400	482,188
4.00%, 8/1/37	345	414,845
4.00%, 8/1/37	1,100	1,322,695
4.00%, 8/1/38	315	377,987
4.00%, 8/1/39	750	898,012
4.00%, 8/1/40	800	956,416
4.00%, 8/1/41	900	1,073,520
Allan Hancock Joint Community College District, CA, (Election of 2006), 4.00%, 8/1/40	3,500	4,237,170
Anaheim Union High School District, CA, (Election of 2014):
4.00%, 8/1/30	1,000	1,179,110
4.00%, 8/1/31	1,000	1,173,550
Baldwin Park Unified School District, CA, (Election of 2018):
3.00%, 8/1/35	170	187,308
3.00%, 8/1/36	200	219,916
3.00%, 8/1/37	300	328,065
3.00%, 8/1/38	325	353,600
3.00%, 8/1/39	450	488,632
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/31	1,885	2,225,544
Brisbane School District, CA, (Election of 2020):
4.00%, 8/1/35	155	183,066
4.00%, 8/1/40	310	364,545
5.00%, 8/1/45	535	657,515
Burlingame Elementary School District, CA, (Election of 2020):
3.00%, 8/1/37	150	167,700
3.00%, 8/1/38	175	192,432
3.00%, 8/1/39	175	192,003
3.00%, 8/1/40	200	217,670
3.00%, 8/1/41	360	390,892
4.00%, 8/1/46	2,885	3,405,944
California:
0.41% (SIFMA + 0.38%), 12/1/22 (Put Date), 12/1/27(4)	1,000	1,000,700
0.46% (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	3,000	3,008,310
3.00%, 3/1/22	1,270	1,294,359
3.00%, 9/1/35	1,010	1,093,214
4.00%, 9/1/33	200	231,684
5.00%, 12/1/21	2,360	2,408,050
5.00%, 10/1/22	250	265,200

Security	Principal Amount (000’s omitted)	Value
5.00%, 9/1/27(2)	$1,500	$1,878,705
5.00%, 9/1/28(2)	1,500	1,925,280
5.00%, 9/1/29(2)	1,500	1,968,600
5.00%, 9/1/32	750	916,740
5.00%, 3/1/35	5,850	7,651,039
5.00%, 3/1/35	2,000	2,615,740
5.00%, 4/1/35	1,000	1,292,930
5.00%, 9/1/35	250	304,585
5.00%, 4/1/38	2,260	2,909,592
5.00%, 8/1/38	270	327,110
5.00%, 11/1/39	10,445	13,316,748
Carlsbad Unified School District, CA, (Election of 2018):
3.00%, 8/1/35	250	282,710
3.00%, 8/1/36	250	281,183
3.00%, 8/1/37	400	446,128
3.00%, 8/1/38	335	372,346
3.00%, 8/1/39	480	532,061
3.00%, 8/1/40	580	640,564
Chino Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/45	3,000	3,582,060
5.00%, 8/1/38	650	858,188
5.00%, 8/1/39	650	856,167
5.00%, 8/1/40	925	1,216,384
Coast Community College District, CA, 5.00%, 8/1/22	440	463,311
Desert Community College District, CA, 5.00%, 8/1/37	7,395	8,715,303
Franklin-McKinley School District, CA, (Election of 2020):
4.00%, 8/1/35	100	117,688
4.00%, 8/1/36	100	117,382
4.00%, 8/1/37	205	240,096
4.00%, 8/1/39	245	285,864
4.00%, 8/1/40	415	483,558
Fresno Unified School District, CA, (Election of 2016):
4.00%, 8/1/30	570	682,712
4.00%, 8/1/31	475	566,927
4.00%, 8/1/33	565	668,971
Geyserville Unified School District, CA, (Election of 2020):
5.00%, 8/1/40	630	793,050
5.00%, 8/1/45	700	874,839
5.00%, 8/1/49	1,220	1,521,169
Gilroy Unified School District, CA, (Elections of 2008 and 2016), 4.00%, 8/1/30	245	289,517
Gilroy Unified School District, CA, (Election of 2016):
4.00%, 8/1/22	300	312,657
4.00%, 8/1/23	300	324,066
4.00%, 8/1/24	250	278,853
4.00%, 8/1/25	250	286,883

Security	Principal Amount (000’s omitted)	Value
4.00%, 8/1/26	$250	$293,990
4.00%, 8/1/27	400	480,428
4.00%, 8/1/28	500	612,145
4.00%, 8/1/29	250	303,858
4.00%, 8/1/30	350	422,653
4.00%, 8/1/31	250	300,833
4.00%, 8/1/32	350	419,139
4.00%, 8/1/33	660	786,377
4.00%, 8/1/34	1,075	1,274,724
4.00%, 8/1/35	500	591,400
4.00%, 8/1/36	400	471,592
4.00%, 8/1/37	450	529,357
4.00%, 8/1/38	500	586,725
4.00%, 8/1/39	350	409,913
4.00%, 8/1/40	675	788,980
4.00%, 8/1/41	750	874,320
Glendale Unified School District, CA, 5.00%, 9/1/21	400	403,216
Glendale Unified School District, CA, (Election of 2011):
3.00%, 9/1/37	2,400	2,652,696
3.00%, 9/1/38	2,195	2,390,289
Hartnell Community College District, CA, (Election of 2016), 4.00%, 8/1/33	200	238,896
La Canada Unified School District, CA, (Election of 2017):
4.00%, 8/1/33	500	597,240
4.00%, 8/1/40	1,000	1,171,790
4.00%, 8/1/45	1,445	1,677,688
Liberty Union High School District, CA, (Election of 2016):
3.00%, 8/1/35	670	745,362
3.00%, 8/1/36	750	832,665
3.00%, 8/1/37	810	894,345
3.00%, 8/1/38	890	968,320
3.00%, 8/1/39	1,000	1,085,850
4.00%, 8/1/34	250	296,075
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/21	270	270,848
Long Beach Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	1,275	1,564,208
Long Beach Unified School District, CA, (Election of 2016), 5.00%, 8/1/37	250	299,428
Madera Unified School District, CA, (Election of 2018):
4.00%, 8/1/33	170	202,169
4.00%, 8/1/34	355	420,164
4.00%, 8/1/36	430	505,693
4.00%, 8/1/37	325	381,355
4.00%, 8/1/43	1,305	1,513,852
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/21	1,095	1,100,212
Manteca Unified School District, CA, (Election of 2014):
4.00%, 8/1/29	100	121,085
4.00%, 8/1/31	180	215,782
4.00%, 8/1/32	360	430,571
4.00%, 8/1/34	1,075	1,279,540
4.00%, 8/1/35	500	594,380

Security	Principal Amount (000’s omitted)	Value
Mariposa County Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	$1,315	$1,564,206
5.00%, 8/1/43	1,265	1,501,972
Mendocino Unified School District, CA, (Election of 2020):
4.00%, 8/1/29	185	226,420
4.00%, 8/1/40	500	585,895
4.00%, 8/1/44	1,000	1,163,180
4.00%, 8/1/49	3,020	3,495,801
Moreland School District, CA, (Election of 2020):
3.00%, 8/1/21	575	576,328
3.00%, 8/1/22	520	536,323
4.00%, 8/1/30	110	135,264
4.00%, 8/1/31	115	140,455
4.00%, 8/1/33	200	242,424
4.00%, 8/1/34	320	385,798
4.00%, 8/1/38	700	832,314
Mt. San Antonio Community College District, CA, (Election of 2008), 5.00%, 6/1/33	750	881,415
Mt. San Jacinto Community College District, CA, (Election of 2014):
3.00%, 8/1/32	800	903,664
3.00%, 8/1/33	900	1,013,958
3.00%, 8/1/34	850	950,495
3.00%, 8/1/35	1,000	1,112,480
3.00%, 8/1/36	1,000	1,110,220
3.00%, 8/1/37	1,775	1,959,831
3.00%, 8/1/38	2,955	3,215,040
Old Adobe Union School District, CA, (Election of 2018):
4.00%, 8/1/33	200	238,596
4.00%, 8/1/37	200	234,976
4.00%, 8/1/38	300	351,816
4.00%, 8/1/39	375	438,641
4.00%, 8/1/40	200	233,478
4.00%, 8/1/42	405	471,424
4.00%, 8/1/44	750	870,742
4.00%, 8/1/48	2,625	3,035,891
5.00%, 8/1/44	1,860	2,208,434
Oxnard Union High School District, CA, (Election of 2018):
4.00%, 8/1/33	110	130,815
4.00%, 8/1/38	1,000	1,139,370
4.00%, 8/1/39	1,000	1,167,520
5.00%, 8/1/35	1,805	2,171,794
Pittsburg Unified School District, CA, (Election of 2014):
5.00%, 8/1/40	1,235	1,472,404
5.00%, 8/1/42	1,545	1,835,275
Placer Union High School District, CA, (Election of 2018):
4.00%, 8/1/34	1,000	1,186,530
4.00%, 8/1/40	2,030	2,378,734
5.00%, 8/1/45	3,175	3,924,459
Portola Valley School District, CA, (Election of 2018), 4.00%, 8/1/31	205	256,312
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/31	1,250	1,472,587
San Bernardino City Unified School District, CA, 2.00%, 12/30/21	3,500	3,533,565

Security	Principal Amount (000’s omitted)	Value
San Diego Community College District, CA, 4.00%, 8/1/34	$4,500	$5,184,000
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 4.00%, 8/1/37	1,500	1,757,355
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds:
4.00%, 8/1/33	1,000	1,236,360
4.00%, 8/1/34	3,285	4,051,062
4.00%, 8/1/35	1,200	1,475,640
4.00%, 8/1/44	1,200	1,443,984
4.00%, 8/1/45	8,295	9,960,802
5.00%, 8/1/34	1,765	2,318,133
5.00%, 8/1/35	250	327,890
San Francisco City and County, CA:
4.00%, 6/15/32	3,810	4,590,555
4.00%, 6/15/33	2,620	3,210,705
4.00%, 6/15/33	200	240,516
4.00%, 6/15/34	275	330,138
4.00%, 6/15/35	200	239,810
San Francisco Unified School District, CA, (Election of 2016):
4.00%, 6/15/34	3,855	4,565,361
4.00%, 6/15/35	2,000	2,365,680
San Juan Unified School District, CA, (Election of 2016):
3.00%, 8/1/35	1,900	2,113,712
3.00%, 8/1/36	3,000	3,330,660
4.00%, 8/1/31	590	708,177
4.00%, 8/1/33	3,300	3,941,784
4.00%, 8/1/34	2,800	3,336,928
San Luis Coastal Unified School District, CA, (Election of 2014):
5.00%, 8/1/36	3,550	4,261,597
5.00%, 8/1/37	1,835	2,197,798
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/37	500	591,880
San Mateo-Foster City School District, CA, (Election of 2015):
4.00%, 8/1/31	235	290,491
4.00%, 8/1/32	300	369,354
4.00%, 8/1/33	400	490,708
4.00%, 8/1/34	335	408,760
4.00%, 8/1/35	500	607,070
4.00%, 8/1/36	325	392,610
San Mateo-Foster City School District, CA, (Election of 2020):
3.00%, 8/1/22	6,145	6,337,892
4.00%, 8/1/31	290	358,478
4.00%, 8/1/32	200	246,236
4.00%, 8/1/33	300	368,031
4.00%, 8/1/34	410	500,274
4.00%, 8/1/35	260	315,676
4.00%, 8/1/36	275	332,208
San Rafael City Elementary School District, CA, (Election of 2015), 5.00%, 8/1/38	500	625,650
Santa Clara County, CA, (Election of 2008), 4.00%, 8/1/34	1,605	1,889,406

Security	Principal Amount (000’s omitted)	Value
Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	$815	$961,138
Saugus Union School District, CA, (Election of 2014), 4.00%, 8/1/33	500	614,130
Simi Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/31	150	180,045
4.00%, 8/1/33	200	238,896
4.00%, 8/1/36	375	445,463
4.00%, 8/1/37	450	533,362
4.00%, 8/1/38	1,080	1,277,705
4.00%, 8/1/39	1,215	1,434,636
4.00%, 8/1/40	1,380	1,624,191
4.00%, 8/1/41	1,545	1,814,695
Sonoma Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/33	420	502,627
4.00%, 8/1/34	530	632,825
4.00%, 8/1/35	500	594,755
4.00%, 8/1/36	500	593,205
4.00%, 8/1/37	750	886,147
4.00%, 8/1/38	500	590,050
4.00%, 8/1/39	1,000	1,177,810
Tahoe-Truckee Unified School District, CA, (Election of 2014):
5.00%, 8/1/33	500	604,095
5.00%, 8/1/36	1,000	1,201,000
Vacaville Unified School District, CA, (Election of 2014):
4.00%, 8/1/33	140	167,227
4.00%, 8/1/42	2,145	2,501,478
Vista Unified School District, CA, (Election of 2018), 5.00%, 8/1/32	155	202,131
West Sonoma County Union High School District, CA, (Election of 2018):
5.00%, 8/1/37	500	626,780
5.00%, 8/1/40	1,125	1,403,167
5.00%, 8/1/43	1,000	1,240,330
Westminster School District, CA, (Election of 2016):
5.00%, 8/1/38	400	477,988
5.00%, 8/1/39	585	697,455
5.00%, 8/1/42	1,000	1,186,250
Whittier Union High School District, CA, 5.00%, 8/1/21	380	381,501

		$282,766,601

Hospital — 5.2%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,415	$3,813,223
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	777,843
5.00%, 11/15/35	1,050	1,109,724
California Health Facilities Financing Authority, (CommonSpirit Health):
4.00%, 4/1/35	3,500	4,223,485
4.00%, 4/1/36	2,550	3,068,032

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital at Stanford), 5.00%, 8/15/32	$1,210	$1,436,657
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,645,546
California Health Facilities Financing Authority, (Providence St. Joseph Health):
5.00%, 10/1/30	400	489,192
5.00% to 10/1/27 (Put Date), 10/1/39	1,200	1,510,308
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,641,570
California Health Facilities Financing Authority, (Stanford Health Care), 3.00% to 8/15/25 (Put Date), 8/15/54	2,000	2,209,660
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	907,168
5.00%, 11/1/25	200	226,606
5.00%, 11/1/26	500	599,020
5.00%, 11/1/27	165	185,613
5.00%, 11/1/29	105	117,278
5.00%, 11/1/30	150	167,069
Series 2017A, 5.00%, 11/1/25	800	933,664
California Public Finance Authority, (Henry Mayo Newhall Hospital):
4.00%, 10/15/25	390	439,686
4.00%, 10/15/26	415	476,794
5.00%, 10/15/33	425	507,433
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,384,480
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,692,800

		$37,562,851

Housing — 0.7%
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 2.65%, 12/1/46(1)	$1,590	$1,626,411
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,314,679
Independent Cities Finance Authority, CA, (Union City Tropics), 5.00%, 5/15/48	2,000	2,446,480

		$5,387,570

Industrial Development Revenue — 2.9%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 0.22%, 7/1/41(2)(5)	$5,750	$5,750,115
California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A2, (AMT), 0.18%, 11/1/42(1)(5)	12,500	12,499,875
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,650,500

		$20,900,490

Insured-Electric Utilities — 0.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	$125	$127,266
(NPFG), 5.25%, 7/1/22	1,500	1,538,610
(NPFG), 5.25%, 7/1/32	2,100	2,266,656

Security	Principal Amount (000’s omitted)	Value
(NPFG), Series QQ, 5.00%, 7/1/22	$180	$182,797
(NPFG), Series RR, 5.00%, 7/1/22	140	142,176
(NPFG), Series RR, 5.00%, 7/1/24	300	306,993
(NPFG), Series SS, 5.00%, 7/1/24	130	133,030

		$4,697,528

Insured-General Obligations — 5.1%
Cambrian School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/22	$1,645	$1,732,152
Compton Community College District, CA, (Election of 2014), (BAM), 5.00%, 8/1/36	1,690	2,029,690
Cotati-Rohnert Park Unified School District, CA, (Election of 2016):
(AGM), 5.00%, 8/1/33	710	857,417
(AGM), 5.00%, 8/1/34	825	994,471
(AGM), 5.00%, 8/1/35	955	1,149,065
(AGM), 5.00%, 8/1/36	1,015	1,219,015
(AGM), 5.00%, 8/1/37	1,135	1,360,638
(AGM), 5.00%, 8/1/38	1,175	1,406,017
Galt Joint Union High School District, CA, (Election of 2016):
(BAM), 5.00%, 8/1/37	500	599,400
(BAM), 5.00%, 8/1/38	500	598,305
(BAM), 5.00%, 8/1/43	1,000	1,187,330
Menifee Union School District, CA:
(AGM), 4.00%, 8/1/33	225	277,657
(AGM), 4.00%, 8/1/35	330	402,603
(AGM), 4.00%, 8/1/37	300	363,522
Mountain View School District, CA, (Election of 2016):
(AGM), 4.00%, 8/1/34	270	319,961
(AGM), 4.00%, 8/1/38	375	441,150
Natomas Unified School District, CA, (BAM), 5.00%, 8/1/32	830	1,000,499
Paramount Unified School District, CA, (Election of 2016):
(BAM), 4.00%, 8/1/35	150	182,574
(BAM), 4.00%, 8/1/36	200	242,454
Porterville Unified School District, CA:
(BAM), 4.00%, 8/1/22	600	624,912
(BAM), 4.00%, 8/1/23	215	231,686
(BAM), 4.00%, 8/1/24	220	244,240
(BAM), 4.00%, 8/1/25	230	262,122
(BAM), 4.00%, 8/1/26	240	279,473
Rio Elementary School District, CA, (Election of 2018):
(AGM), 5.00%, 8/1/39	555	683,527
(BAM), 5.00%, 8/1/47	1,750	2,149,595
San Leandro Unified School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,252,070
Santa Rosa Elementary School District, CA, (Election of 2014):
(BAM), 4.00%, 8/1/32	360	437,929
(BAM), 4.00%, 8/1/33	410	496,617
(BAM), 4.00%, 8/1/35	515	619,571
(BAM), 4.00%, 8/1/37	835	999,102

Security	Principal Amount (000’s omitted)	Value
Santa Rosa High School District, CA, (Election of 2014):
(BAM), 4.00%, 8/1/33	$1,260	$1,534,844
(BAM), 4.00%, 8/1/36	1,660	1,998,258
(BAM), 4.00%, 8/1/37	425	510,319
(BAM), 4.00%, 8/1/38	500	599,135
South Whittier School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/45	1,000	1,159,580
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/34	800	996,544
(AGM), 5.00%, 8/1/36	1,025	1,272,773
(AGM), 5.00%, 8/1/40	1,000	1,232,820
(AGM), 5.00%, 8/1/42	1,085	1,332,185
Washington Unified School District, CA, (Election of 2020):
(AGM), 4.00%, 8/1/34	250	294,592
(AGM), 4.00%, 8/1/35	285	335,411
(AGM), 4.00%, 8/1/36	320	375,856
Winters Joint Unified School District, CA, (Election of 2018), (AGM), 4.00%, 8/1/39	630	738,310

		$37,025,391

Insured-Housing — 0.5%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:
(BAM), 4.00%, 5/15/32	$600	$741,144
(BAM), 4.00%, 5/15/33	600	738,636
(BAM), 5.00%, 5/15/26	350	422,202
(BAM), 5.00%, 5/15/28	375	474,682
(BAM), 5.00%, 5/15/30	450	592,038
(BAM), 5.00%, 5/15/31	400	536,832

		$3,505,534

Insured-Special Tax Revenue — 1.0%
Dana Point Community Facilities District No. 2006-1, CA:
(BAM), 4.00%, 9/1/37	$600	$729,276
(BAM), 4.00%, 9/1/41	2,000	2,409,180
Lake Elsinore School Financing Authority, CA:
(BAM), 5.00%, 10/1/36	1,570	1,990,336
(BAM), 5.00%, 10/1/37	470	594,353
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/41	1,320	1,539,423

		$7,262,568

Insured-Transportation — 1.1%
Alameda Corridor Transportation Authority, CA, (AGM), 5.00%, 10/1/37	$5,075	$6,105,174
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	1,800	1,764,702

		$7,869,876

Other Revenue — 2.2%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/33	$1,740	$1,927,972
5.00%, 11/1/34	1,290	1,429,036

Security	Principal Amount (000’s omitted)	Value
Green Bonds, 5.00%, 11/1/30	$275	$368,849
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.38%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(4)	4,380	4,390,512
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles County):
5.00%, 12/1/28	640	818,227
5.00%, 12/1/29	675	880,747
5.00%, 12/1/30	705	938,391
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2013A, 0.394%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(4)	4,800	4,803,120
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	528,299

		$16,085,153

Senior Living/Life Care — 1.4%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$617,608
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	294,343
California Municipal Finance Authority, (HumanGood - California Obligated Group):
4.00%, 10/1/34	755	863,712
4.00%, 10/1/37	3,300	3,759,954
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,181,770
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	575	582,981
California Statewide Communities Development Authority, (American Baptist Homes of the West):
5.00%, 10/1/23	500	548,985
5.00%, 10/1/26	500	583,675
5.00%, 10/1/27	780	905,720
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	781,230

		$10,119,978

Solid Waste — 0.1%
Yolo County Public Agencies Financing Authority, CA, Solid Waste Revenue, 4.00%, 12/1/35	$500	$598,825

		$598,825

Special Tax Revenue — 5.4%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$1,684,515
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
3.00%, 9/1/24	130	137,045
4.00%, 9/1/27	100	112,812
4.00%, 9/1/30	100	112,723
4.00%, 9/1/32	100	112,034
4.00%, 9/1/34	115	128,449
4.00%, 9/1/35	185	206,392
4.00%, 9/1/36	195	217,443
4.00%, 9/1/37	215	239,407
4.00%, 9/1/38	230	255,558
4.00%, 9/1/39	165	183,224

Security	Principal Amount (000’s omitted)	Value
Fontana Community Facilities District No. 90, CA, (Summit at Rosena Phase One):
3.00%, 9/1/23	$435	$457,646
3.00%, 9/1/24	150	159,428
4.00%, 9/1/26	125	140,943
4.00%, 9/1/27	125	142,346
4.00%, 9/1/28	130	149,781
4.00%, 9/1/29	135	156,936
4.00%, 9/1/30	135	156,989
4.00%, 9/1/31	100	115,964
4.00%, 9/1/32	150	173,430
4.00%, 9/1/33	205	236,564
4.00%, 9/1/41	600	692,616
4.00%, 9/1/46	500	570,795
4.00%, 9/1/51	700	797,132
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	656,624
5.00%, 9/1/31	465	525,273
5.00%, 9/1/33	545	613,681
5.00%, 9/1/35	1,150	1,355,988
5.00%, 9/1/38	1,000	1,174,010
Series 2014, 5.00%, 9/1/32	450	507,469
Series 2014, 5.00%, 9/1/34	360	404,834
Series 2018, 5.00%, 9/1/32	625	740,237
Series 2018, 5.00%, 9/1/34	765	903,113
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area), 5.00%, 9/1/23	520	524,165
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,812,630
Riverside County Transportation Commission, CA, Sales Tax Revenue, 5.00%, 6/1/34	1,150	1,451,771
San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, 5.00%, 4/1/26	335	407,196
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	150	158,753
4.00%, 9/1/27	130	149,109
4.00%, 9/1/29	185	216,896
4.00%, 9/1/31	100	116,699
4.00%, 9/1/33	125	145,253
4.00%, 9/1/36	175	203,164
4.00%, 9/1/39	200	230,932
4.00%, 9/1/41	175	201,122
San Mateo County Transportation Authority, CA, Sales Tax Revenue, (LOC: Bank of America, N.A.), 0.03%, 6/1/49(3)	6,000	6,000,000
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, (SPA: TD Bank, N.A.), 0.03%, 4/1/36(3)	10,370	10,370,000
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch):
5.00%, 8/15/27	515	529,528
5.00%, 8/15/28	775	796,746
Successor Agency to San Francisco City and County Redevelopment Agency, CA, 5.00%, 8/1/37	1,630	1,910,914

		$39,446,279

Security	Principal Amount (000’s omitted)	Value
Transportation — 8.9%
Alameda Corridor Transportation Authority, CA:
5.00%, 10/1/36	$2,250	$2,659,410
5.00%, 10/1/37	2,200	2,593,514
Bay Area Toll Authority, CA, (San Francisco Bay Area):
0.31%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(4)	2,500	2,494,500
0.48%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(4)	800	801,328
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,000	1,046,770
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/31	2,915	3,618,127
(AMT), 5.00%, 12/31/36	2,570	3,166,754
(AMT), 5.00%, 12/31/37	1,025	1,260,289
(AMT), 5.00%, 12/31/43	2,060	2,509,533
Long Beach, CA, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	611,105
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	1,500	1,755,150
(AMT), 5.00%, 5/15/29	1,000	1,292,000
(AMT), 5.00%, 5/15/33	1,675	2,106,631
(AMT), 5.00%, 5/15/41	1,660	1,911,341
(AMT), 5.00%, 5/15/46	4,500	5,339,700
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/21	1,000	1,003,780
Orange County, CA, Airport Revenue, 5.00%, 7/1/21	1,800	1,800,000
San Diego County Regional Airport Authority, CA:
(AMT), 5.00%, 7/1/22	500	523,385
(AMT), 5.00%, 7/1/30	1,000	1,226,690
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	4,905	5,835,135
(AMT), 5.00%, 5/1/44	2,465	2,744,506
(AMT), 5.00%, 5/1/46	2,330	2,763,799
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/24	750	841,005
(AMT), 5.00%, 3/1/25	815	946,158
(AMT), 5.00%, 3/1/26	1,535	1,835,661
(AMT), 5.00%, 3/1/37	1,735	2,084,689
(AMT), 5.00%, 3/1/41	3,000	3,602,040
(AMT), 5.00%, 3/1/47	5,500	6,584,820

		$64,957,820

Water and Sewer — 5.3%
Beverly Hills Public Financing Authority, CA, Water Revenue:
4.00%, 6/1/36	$325	$401,658
4.00%, 6/1/37	500	615,770
4.00%, 6/1/38	2,250	2,762,595
4.00%, 6/1/39	1,715	2,097,479
4.00%, 6/1/40	1,080	1,316,639

Security	Principal Amount (000’s omitted)	Value
California Department of Water Resources, 5.00%, 12/1/32	$220	$278,179
Dublin San Ramon Services District, CA, Water Revenue, 5.00%, 8/1/30	980	1,227,744
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/32	1,500	1,760,910
Eastern Municipal Water District, CA, Water and Wastewater Revenue, 5.00%, 7/1/37	500	597,265
Marin Public Financing Authority, CA, (Las Gallinas Valley Sanitary District), 4.00%, 4/1/26	1,000	1,165,980
Metropolitan Water District of Southern California, 0.17%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(4)	3,330	3,330,766
Oceanside, CA, Water Revenue, 4.00%, 5/1/33	100	123,263
Orange County Sanitation District, CA, 5.00%, 2/1/22	300	308,511
Orange County Water District, CA, 5.00%, 8/15/33	200	262,140
Pasadena, CA, Water Revenue:
5.00%, 6/1/38	1,480	1,953,111
5.00%, 6/1/39	1,500	1,974,915
Rancho California Water District Financing Authority:
4.00%, 8/1/38	1,500	1,832,370
4.00%, 8/1/39	2,800	3,412,556
Ross Valley Public Financing Authority, CA, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	572,340
San Diego Public Facilities Financing Authority, CA, Water Revenue:
4.00%, 8/1/36	1,000	1,236,170
4.00%, 8/1/37	1,000	1,230,810
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00%, 10/1/43	4,140	4,839,329
South Gate Utility Authority, CA, Water Revenue, 4.00%, 10/1/34	2,360	2,782,534
Upper Santa Clara Valley Joint Powers Authority, CA:
4.00%, 8/1/45	1,320	1,480,948
5.00%, 8/1/35	50	63,364
5.00%, 8/1/36	300	379,680
5.00%, 8/1/37	300	378,852
5.00%, 8/1/38	250	315,140

		$38,701,018

Total Tax-Exempt Municipal Obligations — 91.5% (identified cost $639,704,005)		$666,228,039

Taxable Municipal Obligations — 8.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.9%
Mountain View Whisman School District, CA:
1.491%, 9/1/28	$1,110	$1,119,246
1.711%, 9/1/29	1,560	1,579,391

Security	Principal Amount (000’s omitted)	Value
Ohlone Community College District, CA:
1.843%, 8/1/29	$250	$254,755
1.943%, 8/1/30	375	382,253
2.043%, 8/1/31	300	305,568
2.243%, 8/1/33	220	223,672
Ojai Unified School District, CA, 2.019%, 8/1/31	480	489,163
Riverside Community College District, CA:
1.124%, 8/1/26	2,000	2,005,140
1.399%, 8/1/27	1,900	1,913,490
1.589%, 8/1/28	2,000	2,017,560
Santa Clarita Community College District, CA:
1.146%, 8/1/26	1,250	1,256,412
1.393%, 8/1/27	900	905,544
1.563%, 8/1/28	1,250	1,258,800
1.791%, 8/1/29	265	268,193
Tamalpais Union High School District, CA:
1.414%, 8/1/30	475	467,082
1.514%, 8/1/31	695	684,325
Tustin Unified School District, CA:
1.654%, 8/1/30	1,230	1,230,197
1.754%, 8/1/31	1,510	1,514,696
1.854%, 8/1/32	1,070	1,076,324
1.954%, 8/1/33	590	595,044
2.649%, 8/1/42	1,125	1,136,104

		$20,682,959

Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,583,040

		$4,583,040

Housing — 0.5%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$784,393
3.20%, 6/15/56	2,855	2,825,765

		$3,610,158

Insured-General Obligations — 0.8%
Byron Union School District, CA:
(BAM), 1.27%, 8/1/26	$300	$299,676
(BAM), 1.551%, 8/1/27	265	265,978
(BAM), 1.731%, 8/1/28	300	301,656
(BAM), 2.10%, 8/1/30	345	350,958
(BAM), 2.20%, 8/1/31	380	387,946
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	500	514,270

Security	Principal Amount (000’s omitted)	Value
Oak Grove School District, CA:
(BAM), 2.397%, 8/1/34	$275	$277,582
(BAM), 2.497%, 8/1/35	285	288,403
(BAM), 2.597%, 8/1/36	290	294,234
Sanger Unified School District, CA:
(BAM), 2.371%, 8/1/35	445	446,108
(BAM), 2.734%, 8/1/42	2,000	2,001,160
Santa Rosa High School District, CA:
(BAM), 1.676%, 8/1/28	255	256,326
(BAM), 1.932%, 8/1/29	220	221,824

		$5,906,121

Insured-Special Tax Revenue — 0.9%
Lake Elsinore Reassessment District No. 2021-1, CA:
(AGM), 1.153%, 9/2/25	$335	$334,919
(AGM), 1.403%, 9/2/26	345	346,087
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	1,000	1,003,850
(BAM), 2.00%, 9/1/27	1,810	1,854,291
(BAM), 2.107%, 9/1/29	500	506,340
(BAM), 2.307%, 9/1/31	1,500	1,528,935
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.388%, 8/1/22	955	983,564

		$6,557,986

Insured-Transportation — 0.1%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	$740	$642,460

		$642,460

Lease Revenue/Certificates of Participation — 1.0%
Downey, CA, Pension Obligation Bonds:
1.75%, 6/1/29	$550	$539,313
1.85%, 6/1/30	650	634,172
1.95%, 6/1/31	835	812,806
2.05%, 6/1/32	850	826,404
2.25%, 6/1/34	1,250	1,210,050
2.35%, 6/1/35	2,045	1,982,587
Monterey Park, CA, Pension Obligation Bonds:
2.193%, 6/1/33	560	558,404
2.293%, 6/1/34	750	748,425

		$7,312,161

Other Revenue — 0.4%
Central Marin Police Authority, CA:
1.115%, 2/1/26	$355	$354,553
1.469%, 2/1/27	275	275,597
Manhattan Beach, CA, Pension Obligation Bonds:
2.141%, 1/1/30	400	408,996
2.241%, 1/1/31	400	409,808
2.341%, 1/1/32	650	665,411
2.491%, 1/1/33	675	694,379

		$2,808,744

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, CA:
3.25%, 9/1/22	$250	$258,695
3.375%, 9/1/23	250	265,265
3.50%, 9/1/24	250	271,088
3.625%, 9/1/25	250	276,507
3.75%, 9/1/26	250	277,875

		$1,349,430

Transportation — 0.5%
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
1.513%, 5/15/29	$775	$754,687
1.613%, 5/15/30	900	871,902
1.713%, 5/15/31	800	771,976
San Jose, CA, Airport Revenue:
0.65%, 3/1/24	250	249,123
1.359%, 3/1/26	250	249,553
1.732%, 3/1/27	250	251,337
2.21%, 3/1/29	500	507,315

		$3,655,893

Water and Sewer — 0.8%
California Department of Water Resources:
1.051%, 12/1/26	$2,500	$2,500,600
1.352%, 12/1/27	500	503,060
1.502%, 12/1/28	500	502,615
1.732%, 12/1/29	500	507,250
1.882%, 12/1/30	550	560,989
2.032%, 12/1/31	600	616,050
Oceanside, CA, Water Revenue:
1.103%, 5/1/26	200	200,008
1.376%, 5/1/27	290	291,021

		$5,681,593

Total Taxable Municipal Obligations — 8.7% (identified cost $61,936,641)		$62,790,545

Total Investments — 101.4% (identified cost $709,667,136)		$737,816,528

Other Assets, Less Liabilities — (1.4)%		$(9,869,272)

Net Assets — 100.0%		$727,947,256

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 10.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $23,255,662 or 3.2% of the Fund’s net assets.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

(4)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(5)

Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:
USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$5,732,968	$—	$5,732,968
Tax-Exempt Mortgage-Backed Securities	—	3,064,976	—	3,064,976
Tax-Exempt Municipal Obligations	—	666,228,039	—	666,228,039
Taxable Municipal Obligations	—	62,790,545	—	62,790,545
Total Investments	$—	$737,816,528	$—	$737,816,528

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.